INCOME TAXES - Income Tax Recovery Reconciliation (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Incomes Taxes [Abstract]
Net (loss)/income before tax	$ (11,721)	$ 28,015
Statutory tax rate	26.50%	26.50%
Tax benefit at statutory rate	$ (3,106)	$ 7,424
Foreign tax rates	(15,562)	(10,629)
Other	132	74
Non taxable/deductible items	(676)	(20)
Change in unrecognized deferred tax assets due to exchange rates	3,427	(1,180)
Change in unrecognized deferred tax assets	28,135	(8,613)
Tax expense	$ 12,350	$ (12,944)